PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	December 31,
	2025	2024

	U.S. $ in thousands
Cost:
Office furniture and equipment	75	75
Computer software and electronic equipment	249	249
Laboratory equipment	2,276	2,276
Leasehold improvements	837	837
	3,437	3,437
Accumulated depreciation:
Office furniture and equipment	62	55
Computer software and electronic equipment	249	249
Laboratory equipment	2,074	1,897
Leasehold improvements	817	802
	3,202	3,003
Depreciated cost	235	434